Long-Term Debt And Lines Of Credit (Debt Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 108,750	$ 91,250
Current portion of term loan	(8,750)	(7,500)
Long-term debt	100,000	83,750
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total	25,000
Term Notes [Member]
Debt Instrument [Line Items]
Total	$ 83,750	$ 91,250